Personnel Expenses - FTE (Details) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Personnel expenses [Abstract]
Research and development	805	607	475
Selling, general and administrative	835	681	442
Total number of FTEs	1,639	1,289	917